CORPORATE AND SUBSIDIARY BORROWINGS - Schedule of Corporate Borrowings and Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Corporate borrowings
Line of Credit Facility [Line Items]
Total	$ 1,022	$ 1,706
Unamortized discount and issuance costs	0	0
Less than 1 year	1,005	1,276
1 - 2 years	0	0
2 - 3 years	0	0
3 - 4 years	0	0
4 - 5 years	17	430
More than 5 years	0	0
Subsidiary borrowings
Line of Credit Facility [Line Items]
Total	3,329	1,863
Unamortized discount and issuance costs	(79)	(46)
Less than 1 year	0	0
1 - 2 years	0	0
2 - 3 years	1,800	0
3 - 4 years	0	1,000
4 - 5 years	600	0
More than 5 years	$ 1,008	$ 909